Employee benefits (Details 2) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [line items]
Defined benefit obligations at the beginning of the year		₨ 2,349	₨ 2,200
Current service cost		281	276	₨ 265
Interest on defined obligations		140	152
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		153	(96)
Actuarial loss/(gain) due to demographic assumptions		(26)	(48)
Actuarial loss/(gain) due to experience changes		51	59
Benefits paid		(345)	(194)
Liabilities assumed/(transferred)	[1]	25	0
Defined benefit obligations at the end of the year		₨ 2,628	₨ 2,349	₨ 2,200

[1]	Liabilities assumed/transferred of Rs.25 is comprised of: a) Rs.70 increase in liabilities on account of the acquisition of employees pursuant to the Business Transfer Agreement with Wockhardt Limited. Refer to Note 6 of these consolidated financial statements for further details. b) Rs.45 transfer of liabilities on account of a restructuring of the pharmaceutical services business between the parent company and its subsidiary.